Property and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance		$ 2,936
Ending balance		4,248		$ 2,936
Cost [Member]
Statement Line Items [Line Items]
Beginning balance		11,428		8,940
Additions		5,566		2,813
Transfer to Leased systems
Reductions		(3,339)		(1,739)
Ending balance		13,655		11,428
Cost [Member] | Leasehold improvements [Member]
Statement Line Items [Line Items]
Beginning balance		52		52
Additions
Transfer to Leased systems
Reductions
Ending balance		52		52
Cost [Member] | Office furniture and equipment [member]
Statement Line Items [Line Items]
Beginning balance		82		75
Additions		8		7
Transfer to Leased systems
Reductions
Ending balance		90		82
Cost [Member] | Right of use assets [Member]
Statement Line Items [Line Items]
Beginning balance		1,414
Additions
Transfer to Leased systems
Reductions
Ending balance		1,414		1,414
Cost [Member] | Laboratory equipment and Computers [Member]
Statement Line Items [Line Items]
Beginning balance		794		633
Additions		37		161
Transfer to Leased systems
Reductions
Ending balance		831		794
Cost [Member] | System Components [Member]
Statement Line Items [Line Items]
Beginning balance		2,717		3,553
Additions		5,521		2,645
Transfer to Leased systems		(2,150)		(2,458)
Reductions		(2,971)	[1]	(1,023)	[2]
Ending balance		3,117		2,717
Cost [Member] | Leased systems [Member]
Statement Line Items [Line Items]
Beginning balance		6,369		4,627
Additions
Transfer to Leased systems		2,150		2,458
Reductions		(368)	[3]	(716)	[4]
Ending balance		8,151		6,369
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Beginning balance		2,388		1,831
Additions		1,602		882
Reductions		(73)		(325)
Ending balance		3,916		2,388
Depreciated cost at ending balance		9,739		7,626
Accumulated depreciation [Member] | Leasehold improvements [Member]
Statement Line Items [Line Items]
Beginning balance		52		52
Additions
Reductions
Ending balance		52		52
Depreciated cost at ending balance	[5]
Accumulated depreciation [Member] | Office furniture and equipment [member]
Statement Line Items [Line Items]
Beginning balance		44		38
Additions		6		6
Reductions
Ending balance		50		44
Depreciated cost at ending balance		40		38
Accumulated depreciation [Member] | Right of use assets [Member]
Statement Line Items [Line Items]
Beginning balance
Additions		460
Reductions
Ending balance		460
Depreciated cost at ending balance		954
Accumulated depreciation [Member] | Laboratory equipment and Computers [Member]
Statement Line Items [Line Items]
Beginning balance		613		554
Additions		81		59
Reductions
Ending balance		694		613
Depreciated cost at ending balance		137		181
Accumulated depreciation [Member] | System Components [Member]
Statement Line Items [Line Items]
Beginning balance
Additions
Reductions
Ending balance
Depreciated cost at ending balance		3,117		2,717
Accumulated depreciation [Member] | Leased systems [Member]
Statement Line Items [Line Items]
Beginning balance		1,679		1,187
Additions		1,054		817
Reductions		(73)		(325)
Ending balance		2,660		1,679
Depreciated cost at ending balance		$ 5,491		$ 4,690

[1]	Includes impairment charge of $1,191 for the year ended December 31, 2019.
[2]	Includes impairment charge of $340 for the year ended December 31, 2018.
[3]	Derived mainly from systems leased to customers and sold
[4]	Derives mainly from purchase of system components
[5]	Represents an amount lower than $ 1